Expense Example - Federated Hermes Equity Income Fund Inc	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	661	895	1,148	1,871	749	1,015	1,257	2,076	294	600	1,032	2,233	341	639	858	1,763	160	496	855	1,867	89	278	482	1,073